Dreyfus BASIC U.S. Government Money Market Fund
Letter to Shareholders
Dear Shareholder:
    The Dreyfus BASIC U.S. Government Money Market Fund was ranked the number one fund among 100 funds listed in the U.S. Government and Agency Category as reported by IBC/Donoghue's Money Fund Report Registration Mark for each seven-day period, with the exception of one in the Fund's reporting period of February 28, 1995 through August 31, 1995. Currently, the Fund's seven-day yield of 5.77% ranks number one out of 102 government money funds as of September 19, 1995, also according to IBC/Donoghue's. Remember, yield fluctuates and past performance is no guarantee of future results.
    For the six months ended August 31, 1995 your Dreyfus BASIC U.S.
Government Money Market Fund produced an annualized yield of 6.02%. This was the equivalent of an annualized effective yield of 6.19% after the effect of compounding.*
    In managing your assets during this reporting period, we lengthened the maturity of your Fund gradually. This was done in anticipation of lower interest rates, which in fact came to pass over the course of the last six months as the economy gave continued signs of slowing down.
    For example, the rate on the three-month U.S. Treasury bill was 5.41% on August 31, 1995 compared to 5.80% six months earlier on February 28, 1995.
    The Federal Reserve Board, which raised interest rates seven times during 1994 and early 1995 to head off inflation, became concerned that the drop in economic performance might turn into an actual business recession.
Accordingly, in early July the Fed reversed course and made a modest cut in the Federal Funds rate from 6.00% to 5.75%.
    As of this date, the economy appears to have cooled off as compared to the activity that prevailed last year. The future course of interest rates will depend on the pattern of economic growth and inflation as well as the reception accorded to budget tightening proposals in Congress.
    We are closely watching these developments so that we can make any portfolio changes that the situation may require.
    We thank you for investing with Dreyfus, and look forward to continuing to serve your investment needs.
                              Sincerely,
                          [Patricia A. Larkin Signature Logo]
                              Patricia A. Larkin
                              Portfolio Manager
September 20, 1995
New York, N.Y.
*Annualized effective yield is based upon dividends declared daily and reinvested monthly. A portion of the management fee was waived during these seven-day periods pursuant to undertakings by The Dreyfus Corporation, without which rankings would have been lower and the Fund's seven-day yield as of September 19, 1995 would have been 5.60%.
  Mutual fund shares are not insured by the FDIC or the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00.


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

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS         AUGUST 31, 1995 (UNAUDITED)
                                                                   ANNUALIZED
                                                                    YIELD ON
                                                                    DATE OF                 PRINCIPAL
U.S. TREASURY BILLS-6.4%                                            PURCHASE                 AMOUNT                     VALUE
                                                                    --------                ---------                  --------
    11/16/95................................                        6.84%                $20,000,000                 $19,729,356
    8/22/96......................................                   5.83                  65,000,000                  61,462,745
                                                                                                                    ============
TOTAL U.S. TREASURY BILLS (cost $81,192,101)..                                                                       $81,192,101

U.S. GOVERNMENT AGENCIES-92.2%
Federal Farm Credit Banks, Discount Notes
    11/28/95......................................                  6.34%                 $6,130,000                  $6,039,044
Federal Farm Credit Banks, Floating Rate Notes
    3/7/96 ......................................                   6.00 (a)              60,000,000                  59,977,761
    9/16/96.......................................                  5.81 (a)              10,000,000                  10,008,608
    9/30/96......................................                   6.05 (a)               5,000,000                   5,000,000
    5/23/97..........................................               5.89 (a)              24,000,000                  24,136,161
    6/13/97.........................................                5.89 (a)              19,500,000                  19,477,364
    8/14/97.......................................                  5.85 (a)              75,000,000                  74,977,140
    6/8/98 ....................................................     6.00 (a)              50,000,000                  50,000,000
Federal Home Loan Banks, Discount Notes
    9/1/95.....................................................     5.70                  50,000,000                  50,000,000
    10/23/95...................................................     6.28                  20,000,000                  19,824,933
    11/24/95...................................................     7.09                  15,000,000                  14,768,300
    1/2/96.....................................................     6.42                  19,870,000                  19,454,518
    1/4/96.....................................................     6.41                  25,000,000                  24,469,618
    1/10/96....................................................     6.32                  10,000,000                   9,780,575
    1/16/96....................................................     6.23                  36,850,000                  36,013,955
    1/19/96....................................................     6.43                   8,135,000                   7,941,614
    1/25/96....................................................     6.73                   4,000,000                   3,897,313
    2/16/96....................................................     6.49                  11,660,000                  11,325,902
Federal Home Loan Banks, Floating Rate Notes
    7/17/96....................................................     5.78 (a)              20,000,000                  20,000,000
    7/18/96....................................................     5.87 (a)               5,000,000                   5,000,000
    12/19/96...................................................     6.25 (a)              16,000,000                  16,000,000
    1/31/97....................................................     6.17 (a)              23,000,000                  23,042,531
Federal Home Loan Mortgage Corp., Discount Notes
    12/29/95...................................................     6.08                  17,860,000                  17,514,697
    1/19/96....................................................     6.45                   1,000,000                    976,161
    4/23/96....................................................     6.28                  16,000,000                 15,382,733
Federal Home Loan Mortgage Corp., Floating Rate Notes
    6/30/98....................................................     6.28 (a)              10,000,000                  9,953,755
Federal National Mortgage Association, Discount Notes
    11/3/95....................................................     6.29                  25,000,000                 24,735,400
    2/29/96....................................................     6.52                  10,000,000                  9,690,792
    4/15/96....................................................     6.31                  45,000,000                 43,314,525
Federal National Mortgage Association, Floating Rate Notes
    1/26/96....................................................     6.02 (a)              17,000,000                 17,004,516
Dreyfus BASIC U.S. Government Money Market Fund
Statement of Investments (continued)                                                       August 31, 1995 (Unaudited)
                                                                   Annualized
                                                                    Yield on
                                                                     Date of                Principal
U.S. Government Agencies (continued)                                 Purchase                 Amount                   Value
                                                                     --------                --------                 -------

Federal National Mortgage Association, Floating Rate Notes (continued):
    6/3/96 ....................................................     5.92%(a)             $25,000,000                $24,991,834
    10/7/96....................................................     5.96 (a)              18,000,000                 18,057,120
    2/14/97....................................................     6.42 (a)              10,000,000                 10,000,000
    2/18/97....................................................     6.23 (a)              31,000,000                 31,021,402
    4/4/97 ....................................................     5.51 (a)              50,000,000                 49,962,752
    6/20/97....................................................     5.96 (a)             100,000,000                 99,983,194
    6/19/98....................................................     5.95 (a)             100,000,000                 99,948,714
    6/29/98....................................................     5.97 (a)             100,000,000                 99,948,824
Student Loan Marketing Association, Floating Rate Notes
    3/20/96....................................................     5.69 (a)               1,000,000                  1,000,248
    11/1/96....................................................     5.58 (a)              14,600,000                 14,632,007
    12/20/96...................................................     5.63 (a)              25,000,000                 25,000,000
    1/23/97....................................................     5.58 (a)              23,905,000                 23,967,358
    1/27/98....................................................     6.33 (a)              20,000,000                 19,830,797
                                                                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCIES (cost $1,168,052,166)...........                                                  $1,168,052,166
                                                                                                                 ==============
REPURCHASE AGREEMENTS-.4%
SBC Capital Markets
    dated 8/31/95, due 9/1/95 in the amount of $5,149,837
    (fully collateralized by $ 5,525,000 U.S. Treasury
    Bills due 7/25/96, value $5,254,866)
    (cost $5,149,000).........................                      5.85 %                $5,149,000                 $5,149,000
                                                                                                                    ===========
TOTAL INVESTMENTS (cost $1,254,393,267)..........                  99.0%                                         $1,254,393,267
                                                                  =======                                           ===========
      CASH AND RECEIVABLES (NET)...................                 1.0%                                          $  12,407,676
                                                                  =======                                           ===========
NET ASSETS ......................................                 100.0%                                         $1,266,800,943
                                                                  =======                                           ===========
NOTE TO STATEMENT OF INVESTMENTS;
    (a)  Variable interest rate-subject to periodic change.

See independent accountants' review report and notes to financial statements.

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

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES                          AUGUST 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a,b).........................                                  $1,254,393,267
    Cash....................................................................                                       3,469,655
    Interest receivable.....................................................                                       9,070,481
    Prepaid expenses........................................................                                         240,343
                                                                                                               -------------

                                                                                                               1,267,173,746
LIABILITIES:
    Due to The Dreyfus Corporation..........................................        $115,304
    Accrued expenses and other liabilities..................................         257,499                         372,803
                                                                                   ----------                   ------------
NET ASSETS..................................................................                                  $1,266,800,943
                                                                                                             ===============
REPRESENTED BY:
    Paid-in capital.........................................................                                  $1,266,874,465


    Accumulated net realized (loss) on investments..........................                                         (73,522)
                                                                                                                   ----------
NET ASSETS at value applicable to 1,266,874,465 outstanding shares of
    Beneficial Interest, equivalent to $1.00 per share (unlimited number of
    $.001 par value shares authorized)......................................                                  $1,266,800,943
                                                                                                             ================

See independent accountants' review report and notes to financial statements.



DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS                 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                     $37,784,749
    EXPENSES:
      Management fee-Note 2(a)..............................................      $2,989,466
      Shareholder servicing costs-Note 2(b).................................         705,957
      Registration fees.....................................................         213,660
      Custodian fees........................................................          48,061
      Prospectus and shareholders' reports..................................          32,286
      Professional fees.....................................................          25,746
      Trustees' fees and expenses-Note 2(c).................................          11,294
      Miscellaneous.........................................................          10,821
                                                                                    --------
                                                                                   4,037,291
      Less-reduction in management fee due to
          undertakings-Note 2(a)............................................       2,371,912
                                                                                      ------
            TOTAL EXPENSES..................................................                                       1,665,379
                                                                                                                   ---------
INVESTMENT INCOME-NET.......................................................                                      36,119,370
NET REALIZED GAIN ON INVESTMENTS-Note 1(b)..................................                                          27,119
                                                                                                                    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                     $36,146,489
                                                                                                                 ============



See independent accountants' review report and notes to financial statements.



DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                       YEAR ENDED            SIX MONTHS ENDED
                                                                                       FEBRUARY 28,          AUGUST 31, 1995
                                                                                           1995                (UNAUDITED)
                                                                                       ------------           ------------
OPERATIONS:
    Investment income-net.............................................             $   20,545,262               $36,119,370
    Net realized gain (loss) on investments...........................                    (96,907)                   27,119
                                                                                    -------------               -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                 20,448,355                36,146,489
                                                                                    -------------               -----------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net.............................................                (20,545,262)              (36,119,370)
                                                                                    -------------               -----------
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold.....................................              1,427,941,614               937,340,372
    Dividends reinvested..............................................                 18,991,741                33,709,536
    Cost of shares redeemed...........................................               (670,805,165)             (745,998,139)
                                                                                    -------------              ------------
      INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS....                776,128,190               225,051,769
                                                                                    -------------              ------------
          TOTAL INCREASE IN NET ASSETS................................                776,031,283               225,078,888
NET ASSETS:
    Beginning of period...............................................                265,690,772             1,041,722,055
                                                                                    -------------             -------------
    End of period.....................................................             $1,041,722,055            $1,266,800,943
                                                                                  ===============           ===============
See independent accountants' review report and notes to financial statements.



DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                        YEAR ENDED FEBRUARY 28,            SIX MONTHS ENDED
                                                                    ------------------------------         AUGUST 31, 1995
PER SHARE DATA:                                                     1993(1)        1994       1995           (UNAUDITED)
                                                                    -------       ------     ------         --------------
    Net asset value, beginning of period....................        $1.0000      $1.0002    $1.0000            $.9999
                                                                    -------      -------    -------            -------
    INVESTMENT OPERATIONS:
    Investment income-net...................................        .0315          .0324      .0457             .0303
    Net realized gain (loss) on investments.................          --          (.0001)    (.0001)              --
                                                                    -------      -------    -------            -------
      TOTAL FROM INVESTMENT OPERATIONS......................        .0315          .0323      .0456             .0303
                                                                    -------      -------    -------            -------
    DISTRIBUTIONS;
    Dividends from investment income-net....................       (.0313)        (.0325)    (.0457)           (.0303)
                                                                    -------      -------    -------            -------
    Net asset value, end of period..........................      $1.0002        $1.0000     $.9999           $ .9999
                                                                   ======        =======    ========          ========
TOTAL INVESTMENT RETURN....................................        3.69%(2)       3.30%      4.67%             6.09%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.................          --           .02%       .17%              .28%(2)
    Ratio of net investment income to average net assets....       3.58%(2)       3.24%      5.05%             6.02%(2)
    Decrease reflected in above expense ratios due to
      undertakings by the Manager...........................        .75%(2)        .64%       .44%              .40%(2)
    Net Assets, end of period (000's Omitted)...........           $116,696    $265,691   $1,041,722        $1,266,801
(1)    From April 24, 1992 (commencement of operations) to February 28, 1993.
(2)    Annualized.


See independent accountants' review report and notes to financial statements.



DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $58,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1995. The carryover does not include net realized securities losses from November 1, 1994 through February 28, 1995, which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not Dreyfus BASIC U.S. Government Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued) applied, $199 of the carryover expires in fiscal 2001, $2,269 of the carryover expires in fiscal 2002 and $55,532 of the carryover expires in fiscal 2003.
    At August 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund for any full fiscal year. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (excluding certain expenses as described above) exceed 21\2% of the first $30 million, 2% of the next $70 million and 11\2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. However, the Manager had undertaken from March 1, 1995 through July 4, 1995, to waive receipt of the management fee payable to it by the Fund, in excess of an annual rate of .10 of 1% of the Fund's average daily net assets and thereafter, had undertaken through October 8, 1995, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses (excluding certain expenses as described above) exceeded specified annual percentages of the Fund's average daily net assets. The Manager has currently undertaken from October 9, 1995 through December 31, 1995 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (excluding certain expenses as described above) exceed an annual rate of .30 of 1% of the average daily value of the Fund's net assets. The reduction in management fee pursuant to the undertakings, amounted to $2,371,912 for the six months ended August 31, 1995.
    In addition, the Manager has undertaken through June 30, 1996 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (excluding certain expenses as described above) exceed an annual rate of .45 of 1% of the average daily value of the Fund's net assets.
    The undertaking may be modified by the Manager from time to time, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets, for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended August 31, 1995, the Fund was charged an aggregate of $528,826 pursuant to the Shareholder Services Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus BASIC U.S. Government Money Market Fund, Inc., including the statement of investments, as of August 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended February 28, 1995 and financial highlights for each of the three years in the period ended February 28, 1995 and in our report dated April 3, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
[Ernst & Young LLP Signature Logo]


New York, New York
October 2, 1995

[Dreyfus Lion "d" logo]
Dreyfus BASIC U.S. Government
Money Market Fund
200 Park Avenue
New York, NY 10166
Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York
90 Washington Street
New York, NY 10286
Transfer Agent &
Dividend Disbursing Agent
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                            124SA958
[Dreyfus logo]
BASIC
U.S. Government
Money Market Fund
Semi-Annual
Report
August 31, 1995